Income and Social Contribution Taxes	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Income and Social Contribution Taxes
9. Income and Social Contribution Taxes
a. Deferred Income (IRPJ) and Social Contribution Taxes (CSLL)
The Company and its subsidiaries recognize deferred tax assets and liabilities, which are not subject to the statute of limitations, resulting from tax loss carryforwards, temporary differences, negative tax bases and revaluation of PP&E, among others. Deferred tax assets are sustained by the continued profitability of their operations. Deferred IRPJ and CSLL are recognized under the following main categories:

	12/31/2019	12/31/2018
Assets—Deferred income and social contribution taxes on:
Provision for impairment of assets	72,377	116,191
Provisions for tax, civil, and labor risks	150,085	154,516
Provision for post-employment benefits	92,199	85,575
Provision for differences between cash and accrual basis (*)	224,065	147,376
Goodwill	8,161	12,258
Business combination – tax basis vs. accounting basis of goodwill	75,745	75,838
Provision for asset retirement obligation	14,762	15,801
Provision for suppliers	35,214	38,339
Provision for profit sharing and bonus	44,818	49,621
Leases payable	19,003	—
Change in fair value of subscription warrants	16,338	13,700
Other provisions	45,316	42,694
Tax losses and negative basis for social contribution carryforwards (d)	278,140	208,036

Total	1,076,223	959,945

Offset the liability balance of deferred IRPJ and CSLL	(422,529)	(445,758)

Net balance of deferred taxes assets	653,694	514,187

Liabilities—Deferred income and social contribution taxes on:
Revaluation of PP&E	1,866	1,981
Lease payable	2,356	2,858
Provision for differences between cash and accrual basis (*)	257,718	138,332
Provision for goodwill	39,186	187,845
Business combination – fair value of assets	114,125	117,352
Other provisions	14,809	6,687

Total	430,060	455,055

Offset the asset balances of deferred IRPJ and CSLL	(422,529)	(445,758)

Net balance of deferred taxes liabilities	7,531	9,297

(*)	Refers mainly to the income tax on the exchange variation of the hedging instruments.

Changes in the net balance of deferred IRPJ and CSLL are as follows:

	2019	2018	2017
Initial balance	504,890	530,419	451,973
Deferred IRPJ and CSLL recognized in income of the year	97,465	(162,417)	109,204
Deferred IRPJ and CSLL recognized in other comprehensive income	40,497	133,124	13,389
Deferred IRPJ and CSLL recognized in business combination	—	1,054	(45,728)
Others	3,311	2,710	1,581

Final balance	646,163	504,890	530,419

The estimated recovery of deferred tax assets relating to IRPJ and CSLL is stated as follows:

Up to 1 Year	178,127
From 1 to 2 Years	54,814
From 2 to 3 Years	141,105
From 3 to 5 Years	136,029
From 5 to 7 Years	353,806
From 7 to 10 Years	212,342

Total of deferred tax assets relating to IRPJ and CSLL	1,076,223

In order to evaluate the realization of deferred tax assets, the taxable income projections from business plans of each segment of the Company, approved by Company’s Board of Directors, which indicates trends and perspectives, demand effects, competition and other economic factors that represent the management’s best estimate about the economic conditions existing during the period of realization of the deferred tax asset were taken into account.
The main key assumptions used to calculate the realization of deferred tax assets are: growth in Gross Domestic Product (“GDP”), exchange rate, basic interest rate (SELIC) and DI, inflation rate, commodity price index, among others. The balance of R$ 1,076,223 was supported by the technical study on taxable income projections for the realization of deferred tax assets, reviewed by the Fiscal Council and by the Audit and Risks Committee and approved by Company’s Board of Directors.

b. Reconciliation of Income and Social Contribution Taxes
IRPJ and CSLL are reconciled to the statutory tax rates as follows:

	2019	2018	2017
Income before taxes and share of profit (loss) of subsidiaries, joint ventures, and associates	793,698	1,785,818	2,318,446
Statutory tax rates - %	34	34	34

Income and social contribution taxes at the statutory tax rates	(269,857)	(607,178)	(788,272)

Adjustments to the statutory income and social contribution taxes:
Nondeductible expenses (i)	(68,795)	(82,784)	(105,017)
Nontaxable revenues (ii)	28,235	32,523	19,084
Adjustment to estimated income (iii)	10,511	9,706	10,844
Interest on equity (iv)	0	(538)	(550)
Unrecorded deferred Income and Social Contribution Taxes Carryforwards deferred (v)	(146,820)	(95,480)	—
Other adjustments	24,873	(2,634)	2,059

Income and social contribution taxes before tax incentives	(421,853)	(746,385)	(861,852)

Tax incentives—SUDENE	43,244	107,666	48,598

Income and social contribution taxes in the income statement	(378,609)	(638,719)	(813,254)

Current	(476,074)	(476,302)	(922,458)
Deferred	97,465	(162,417)	109,204
Effective IRPJ and CSLL rates - %	47.7	35.8	35.1

(i)
Consist of certain expenses that cannot be deducted for tax purposes under applicable tax legislation, such as expenses with fines, donations, gifts, losses of assets, negative effects of foreign subsidiaries and certain provisions;

(ii)	Consist of certain gains and income that are not taxable under applicable tax legislation, such as the reimbursement of taxes and the reversal of certain provisions;
(iii)
Brazilian tax law allows for an alternative method of taxation for companies that generated gross revenues of up to R$ 78 million in their previous fiscal year. Certain subsidiaries of the Company adopted this alternative form of taxation, whereby income and social contribution taxes are calculated on a basis equal to 32% of operating revenues, as opposed to being calculated based on the effective taxable income of these subsidiaries. The adjustment to estimated income represents the difference between the taxation under this alternative method and the income and social contribution taxes that would have been paid based on the effective statutory rate applied to the taxable income of these subsidiaries;

(iv)
Interest on equity is an option foreseen in Brazilian corporate law to distribute profits to shareholders, calculated based on the long-term interest rate (“TJLP”), which does not affect the income statement, but is deductible for purposes of IRPJ and CSLL, being taxable to the beneficiary and deductible to the entity that pays;

(v)	See Note 9.d.

c. Tax Incentives—SUDENE
The following subsidiaries are entitled to federal tax benefits providing for IRPJ reduction under the program for development of northeastern Brazil operated by the Superintendence for the Development of the Northeast (“SUDENE”), as shown below:

Subsidiary	Units	Incentive - %	Expiration
Bahiana Distribuidora de Gás Ltda.	Mataripe base	75	2024
	Caucaia base	75	2025
	Juazeiro base	75	2026
	Aracaju base (1)	75	2027
	Suape base (2)	75	2027
Terminal Químico de Aratu S.A. – Tequimar	Suape terminal	75	2020
	Aratu terminal	75	2022
	Itaqui terminal	75	2025
Oleoquímica Indústria e Comércio de Produtos Químicos Ltda.	Camaçari plant	75	2021
Oxiteno S.A. Indústria e Comércio (3)	Camaçari plant	75	2026
Empresa Carioca de Produtos Químicos S.A.	Camaçari plant	75	2026

(1)
The subsidiary Bahiana Distribuidora de Gás Ltda. (“Bahiana”), obtained 75% income tax reduction incentive recognized by SUDENE, through an appraisal report on October 22, 2018, until 2027, due to the modernization for its Aracaju plant – Sergipe. Due to the tacit approval by the RFB the constitutive benefit appraisal report the subsidiary recognized income tax reduction retroactive effect in January 2018 in the amount of R$ 1,067.

(2)
The subsidiary Bahiana had the 75% income tax reduction incentive recognized by SUDENE, through an appraisal report on January 14, 2019, until 2027, due to the modernization for its Suape plant – Pernambuco. The constitutive benefit appraisal report was approved in May 2019 by the RFB.

(3)	The request to transfer the right to reduce the IRPJ to Oxiteno S.A. will be submitted to SUDENE due to the incorporation of the subsidiary Oxiteno Nordeste.
d. Income and Social Contribution Taxes Carryforwards
In December 31, 2019, the Company and certain subsidiaries had tax loss carryforwards related to income tax (IRPJ) of R$ 1,268,964 (R$ 873,718 as of December 31, 2018) and negative basis of CSLL of R$ 1,270,714 (R$ 876,315 as of December 31, 2018), whose compensations are limited to 30% of taxable income in a given tax year, which do not expire.
In addition, certain offshore subsidiaries had tax loss carryforwards of R$ 878,470 (R$ 620,906 as of December 31, 2018).

The balances which are constituted of deferred taxes related to income tax loss carryforwards and negative basis of social contribution base are as follows:

	12/31/2019	12/31/2018
Cia. Ultragaz	12,808	37,332
Oxiteno S.A.	148,306	43,645
Iconic	17,657	28,256
Extrafarma	72,318	98,803
Ultrapar	24,632	—
Ultrapar International	2,419	—

	278,140	208,036

The technical study of the realization of deferred tax assets was approved by the Company’s CA, according Note 9.a.
The balances which are not constituted of deferred taxes related to income tax loss carryforwards and negative basis of social contribution base are as follows:

	12/31/2019	12/31/2018
Extrafarma	237,664	94,115
Integra Frotas	4,636	1,365
Oxiteno Argentina	0	22
Oxiteno USA	127,992	124,864
Oxiteno Andina	0	466

	370,292	220,832